First Security Municipal Bond Fund
SUMMARY SECTION
Investment Objective
The investment objective of the First Security Municipal Bond Fund (the “Fund”) is to seek income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investments)
Shareholder Fees - First Security Municipal Bond Fund	Institutional Shares	A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	2.00%	[1]
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	none	none
[1]	No initial sales charge is assessed on purchases of $1 million or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Security Municipal Bond Fund		Institutional Shares	A Shares
Management Fee		0.49%	0.49%
Distribution and/or Service Fee (12b-1) Fees		none	none	[1]
Other Expenses		1.93%	1.93%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Operating Expenses		2.44%	2.44%
Expense Reduction/Reimbursement	[2]	(1.43%)	(1.43%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.01%	1.01%
[1]	Pursuant to a Distribution Plan, the Fund may pay a 12b-1 fee not to exceed 0.25% per year of the average daily net assets of A Shares. No 12b-1 fee is currently paid by the Fund and the Fund’s Board of Trustees (“Board”) has not approved any payments under the plan.
[2]	The Fund’s adviser (the “Adviser”) has contractually agreed, until August 31, 2018, to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; (vi) indirect expenses such as acquired fund fees and expenses; and (vii) expenses incurred under a Rule 12b-1 plan of distribution) do not exceed 0.99% of the Fund’s average daily net assets (“Expense Limitation Agreement”). So long as the Investment Advisory Agreement between the Adviser and Capitol Series Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous 36 months, less any reimbursement previously paid, if such recoupment can be achieved within the foregoing expense limits, as well as any expense limitation in effect at the time the reimbursement is made. This Expense Limitation Agreement may be terminated by the Board at any time.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - First Security Municipal Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	103	623	1,169	2,664
A Shares	301	810	1,346	2,811

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in taxable and tax-exempt municipal bonds including general obligation municipal bonds, revenue municipal bonds and private activity bonds (“Municipal Bonds”) that provide interest income a significant portion of which will be exempt from federal income tax and state income tax, where applicable. The Fund may invest up to 20% of its total assets, on an opportunistic basis, in other taxable and tax-exempt municipal securities as well as taxable fixed income securities such as government securities, inflation indexed securities, corporate bonds, mortgage-backed securities including collateralized mortgage obligations, asset-backed securities and commercial paper (together with Municipal Bonds, “Fixed Income Securities”).

The Fund will primarily focus on Fixed Income Securities of U.S. issuers but may invest up to 20% of the Fund’s total assets in Fixed Income Securities of issuers operating in jurisdictions outside of the U.S., including emerging markets. An emerging market is a nation’s economy that is progressing toward becoming advanced, as shown by some liquidity in local debt and equity markets and the existence of some form of market exchange and regulatory body.

Portfolio Maturity. Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 5 and 10 years (“Maturity Profile”). The Fund must provide shareholders with 60 days’ prior written notice if it changes the limitations associated with its Maturity Profile.

The Fund also expects to have an average duration of 3 to 8 years. Duration is a measurement of interest rate sensitivity. Sensitivity to interest-rate risk escalates as the duration number, measured in years, increases. When interest rates decline, bond prices rise. Conversely, as interest rates increase, bond prices falls. For example, if interest rates increase by 1%, under the Fund’s duration policy, the value of the Fund may decrease between 3% to 8%.

Credit Ratings of Portfolio Securities. At least 80% of the Fund’s total assets are invested in Fixed Income Securities which, at the time of their purchase, were rated in the top four rating categories of a nationally recognized statistical rating organization or were unrated and deemed to be of comparable quality by the Adviser (“Investment Grade Securities”). The Fund will not purchase “junk bonds” which are Fixed Income Securities that are not Investment Grade Securities.

Investment Process. The Adviser continuously monitors economic factors, such as general levels of rates of return, inflationary/deflationary pressures and current government influences, in combination with the stated objective of the Fund, to determine an appropriate maturity profile for the Fund’s investment portfolio. The Adviser searches for securities that: (1) satisfy this maturity profile; (2) meet the Fund’s credit quality requirements; and (3) provide optimal potential return relative to the investment risks of such securities.

The Adviser may sell a portfolio security if:
  Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
  The security subsequently fails to meet the Adviser’s investment criteria;
  A more attractive security is found or funds are needed for another purpose; or
  The Adviser believes that the security has reached its appreciation potential.

Principal Investment Risks
All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

Call Risk. Some fixed income securities give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bonds during a time of declining interest rates, the Fund may have to invest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of the Fund’s “callable” issues may be more volatile.

Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines.

Emerging Markets Risk. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Foreign Security Risk. Foreign investments are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.

Inflation-Indexed Securities Risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. While these securities adjust positively in response to inflation, their value may under certain circumstances decline or underperform relative to other fixed-income securities.

Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. Longer term fixed income securities are usually more sensitive to interest rate changes than shorter term fixed income securities. A low interest rate environment may increase the Fund’s exposure to risks associated with rising interest rates, particularly for securities with longer maturities. As of the date of this Prospectus, interest rates are near historic lows, which may increase the Fund’s exposures to the risks associated with rising interest rates.

Investment Company Risk. The Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code of 1986, as amended (the “IRC”), impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Liquidity Risk. Liquidity risk is the risk that the Fund may not be able to sell a security at an advantageous time or price due to a security downgrade or adverse conditions within the fixed income market. Liquidity risk may be magnified in an economic downturn, a rising interest rate environment, or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. The reduction in dealer inventories could lead to decreased liquidity and increased volatility which may become exacerbated during periods of economic or political stress.

Management Risk. The Adviser’s judgments about the attractiveness, value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Adviser is a recently formed investment adviser that, prior to the Fund’s inception in May, 2015, had not managed any mutual funds, which are investment companies registered under the 1940 Act. Although the Adviser’s personnel have extensive experience managing assets of the type in which the Fund intends to invest, the Adviser has limited experience managing assets of a regulated investment vehicle such as the Fund. The 1940 Act and the IRC impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Adviser. The Adviser’s limited experience in managing a portfolio of assets under such constraints may hinder its ability to take advantage of attractive investment opportunities and, as a result, may limit the profitability of the Fund.

Market Risk. Movements in the securities markets may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund’s net asset value.

Mortgage-backed and Asset-backed Securities Risk. Guarantees of mortgage-backed securities relate to the principal and interest payments and not the market value of such securities. Mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. The prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The value of asset-backed securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to those of mortgage-backed securities.

Non-Investment Grade Securities Risk. Non-Investment Grade Securities or “Junk Bonds” are generally subject to greater market, credit and liquidity risks than Investment Grade Securities and are considered speculative with respect to the issuer’s ability to make principal and interest payments. The prices of Junk Bonds may fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

Prepayment/Extension Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.
Performance
The bar chart and average annual total returns table below illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance, respectively. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information can be found on the Fund’s website at www.fsfai.com or by calling (800) 813-1421.

The bar chart shows the changes in annual total returns on a calendar year-by-year basis for the Fund’s Institutional Shares.
Total Return for the Calendar Year Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 2.74% for the quarter ended June 30, 2016 and the lowest return for a quarter was (4.43)% for the quarter ended December 31, 2016. The Fund’s Institutional Shares year-to-date return as of June 30, 2017 was 4.05%.

The average annual total returns table shows how the Fund’s average annual returns compare with those of its benchmark, the Bloomberg Barclays 1-15 Year Municipal Blend Index.
Average Annual Total Returns for the periods ended December 31, 2016
Average Annual Total Returns - First Security Municipal Bond Fund		1 Year	Since inception [1]	Inception Date
Institutional Shares		(0.24%)	1.26%	May 29, 2015
Institutional Shares | Return After Taxes on Distributions	[2],[3]	(0.26%)	1.19%	May 29, 2015
Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares	[2],[3]	0.80%	1.33%	May 29, 2015
A Shares		(2.26%)	0.01%	May 29, 2015
Bloomberg Barclays 1-15 Year Municipal Blend Index	[4]	0.01%	1.66%	May 29, 2015
[1]	The inception of the Fund was May 29, 2015.
[2]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[4]	The Bloomberg Barclays Municipal Bond 1-15 Year Blend Index (“Index”) is an unmanaged index that represents the performance of municipal bonds with maturities from 1 to 15 years. The returns of the Index do not reflect the deduction of fees and expenses, whereas the Fund returns are shown net of fees. An individual cannot invest directly in an index.